INDEXIQ ACTIVE ETF TRUST
IQ ULTRA SHORT DURATION ETF
(the “Fund”)
Supplement dated December 10, 2021 (“Supplement”) to the
Summary Prospectus dated August 31, 2021
and the Prospectus dated August 31, 2021
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the third paragraph in the “Principal Investment Strategies” is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MEULTR16b-12/21